DFA INVESTMENT DIMENSIONS GROUP INC.
U.S. Large Cap Equity Portfolio
U.S. Large Cap Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Small Cap Value Portfolio

International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
World Core Equity Portfolio
Emerging Markets Portfolio
Emerging Markets Value Portfolio
Emerging Markets Targeted Value Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Core Equity Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Social Core Equity Portfolio

DIMENSIONAL INVESTMENT GROUP INC.
DFA International Value Portfolio

SUPPLEMENT TO THE PROSPECTUSES
OF EACH OF THE PORTFOLIOS LISTED ABOVE
The purpose of this Supplement to the Prospectuses dated February 28, 2020, as amended, of the portfolios listed above (collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc. (collectively, the “Funds”), is to notify shareholders that the Boards of Directors of the Funds approved reductions to the management fees of the Portfolios, effective February 28, 2021, as described below:
I. Effective February 28, 2021, the management fees of the Portfolios listed below are reduced as follows:
Portfolio Name	Current Investment Management Fee	Investment Management Fee as of 2/28/21
Asia Pacific Small Company Portfolio*	0.47%	0.40%
Continental Small Company Portfolio*	0.47%	0.40%
DFA International Small Cap Value Portfolio	0.60%	0.45%
DFA International Value Portfolio*	0.35%	0.30%
Emerging Markets Core Equity Portfolio	0.42%	0.33%
Emerging Markets Portfolio*	0.37%	0.29%
Emerging Markets Small Cap Portfolio*	0.60%	0.52%
Emerging Markets Social Core Equity Portfolio	0.45%	0.37%
Emerging Markets Sustainability Core 1 Portfolio	0.45%	0.37%
Emerging Markets Targeted Value Portfolio	0.65%	0.52%
Emerging Markets Value Portfolio*	0.45%	0.41%
International Core Equity Portfolio	0.24%	0.20%
International Social Core Equity Portfolio	0.27%	0.23%
International Sustainability Core 1 Portfolio	0.27%	0.21%

International Vector Equity Portfolio	0.42%	0.35%
Japanese Small Company Portfolio*	0.47%	0.40%
Large Cap International Portfolio	0.18%	0.14%
U.S. Core Equity 1 Portfolio	0.14%	0.12%
U.S. Core Equity 2 Portfolio	0.17%	0.16%
U.S. Large Cap Equity Portfolio	0.12%	0.10%
U.S. Large Cap Value Portfolio*	0.23%	0.19%
U.S. Micro Cap Portfolio	0.48%	0.41%
U.S. Small Cap Portfolio	0.33%	0.30%
U.S. Small Cap Value Portfolio	0.48%	0.36%
U.S. Social Core Equity 2 Portfolio	0.23%	0.19%
U.S. Sustainability Core 1 Portfolio	0.20%	0.16%
U.S. Targeted Value Portfolio	0.33%	0.30%
U.S. Vector Equity Portfolio	0.28%	0.25%
United Kingdom Small Company Portfolio*	0.47%	0.40%
World Core Equity Portfolio	0.27%	0.22%
World ex U.S. Core Equity Portfolio	0.29%	0.25%
World ex U.S. Targeted Value Portfolio	0.53%	0.45%
World ex U.S. Value Portfolio	0.43%	0.37%
*	Effective February 28, 2021, the total management fee limit in the Portfolio’s permanent fee waiver will be reduced to correspond to the reduction of the Portfolio’s investment management fee.

The date of this Supplement is November 2, 2020

SUPP110220

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